Share warrants	12 Months Ended
Mar. 31, 2026
Disclosure of Share warrants [Abstract]
Share warrants
40.
Share warrants

RMG Acquisition Corp II (RMG II) had issued warrants having rights to purchase its Class A equity shares. Thereafter, the Company issued warrants to these warrants’ holders (refer below for terms of these warrants), which will entitle these warrants holders to purchase Company’s Class A equity shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit or loss account.

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

The details of warrants issued are as follows:

Public warrants:

The Company has 16,616,626 outstanding public warrants as at March 31, 2026 (March 31, 2025: 15,249,960; March 31, 2024: 13,399,960 public warrants), having an exercise price of USD 11.50 per share, subject to adjustments, and are exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation. The Company may redeem the outstanding public warrants after they become exercisable per the terms of the warrants agreement. The fair value of the public warrants was determined using the market trading price as at March 31, 2026 as USD 0.01 (March 31, 2025: USD 0.12; March 31, 2024: USD 0.50).

Private warrants:

The Company has 1,910,127 outstanding private warrants as at March 31, 2026 (March 31, 2025: 3,276,793; March 31, 2024: 5,126,793), having an exercise price of USD 11.50 per share, subject to adjustments, and are exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation. The Company may redeem the outstanding public warrants after they become exercisable per the terms of the warrants agreement. The Company has determined fair value of private warrants as at March 31, 2026 as USD 0.01 (March 31, 2025: USD 0.12; March 31, 2024: USD 0.50).

The Group has recognised the following warrant obligations (refer Note 20):

Particulars	Public warrants	Private warrants	Total
Balance at April 1, 2023	915	394	1,309
Foreign currency translation	9	5	14
Converted to Public warrants	32	(32)	—
Change in fair value	(398)	(153)	(551)
Balance at April 1, 2024	558	214	772
Foreign currency translation	10	3	13
Converted to Public warrants	78	(78)	—
Change in fair value	(490)	(105)	(595)
Balance at March 31, 2025	156	34	190
Foreign currency translation	8	—	8
Converted to Public warrants	14	(14)	—
Change in fair value	(165)	(19)	(184)
Balance at March 31, 2026 (INR)	13	1	14
Balance at March 31, 2026 (USD)	0	0	0